Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Balance, beginning of year	$ 23,248	$ 736
Increases in unrecognized tax benefits as a result of tax positions taken during prior years	1,327	3,473
Decreases in unrecognized tax benefits as a result of tax positions taken during prior years	(9,592)	0
Increases in unrecognized tax benefits as a result of tax positions taken during current year	9,931	19,039
Balance, end of year	$ 24,914	$ 23,248